Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (419,470)	$ (308,697)		$ (96,135)
Total property and equipment, net	360,341	359,303	[1]	186,269
Computer, equipment and vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	170,302	166,774
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 609,509	$ 501,226		$ 133,208

[1]	Derived from audited information